Group information (Tables)	12 Months Ended
Mar. 31, 2018
Group information
Schedule of interest in subsidiaries

			% Equity interest
Name	Principal activities	Country of incorporation	March 31, 2017		March 31, 2018
THCL Travel Holding Cyprus Limited	Investment Company	Cyprus	100		100
Yatra USA Corp	Investment Company	USA	100	****	100	****
Yatra USA, LLC	Travel & Travel related services	USA	100		100
Asia Consolidated DMC Pte. Ltd.	Travel & Travel related services	Singapore	100		100
ACD Tours and Travel SDN. BHD. (Malaysia)*	Travel & Travel related services	Malaysia	—		—
Middle East Travel Management Company Private Limited	Travel & Travel related services	India	100		100
Yatra Online Private Limited	Travel & Travel related services	India	98.20	**	98.22	***
Yatra Corporate Hotel Solutions P. Ltd. (formerly known as Intech Hotel Solutions P. Ltd.)	Travel & Travel related services	India	98.20	**	98.22	***
TSI Yatra Private Limited (formerly known as TSI—Travel Services International P. Ltd.)	Travel & Travel related services	India	98.20	**	98.22	***
Yatra TG Stays Private Limited (formerly known as D.V. Travels Guru Private Limited)	Travel & Travel related services	India	98.20	**	98.22	***
Yatra Hotel Solutions Private Limited (formerly known as Desiya Online Travel Distribution P. Ltd.)	Travel & Travel related services	India	98.20	**	98.22	***
Air Travel Bureau Limited	Travel & Travel related services	India	—		100	*****

*         ACD Tours and Travel SDN. BHD. (Malaysia) incorporated as a subsidiary of Asia Consolidated DMC Pte. Ltd., was liquidated during the financial year 2016-17.

**       Remaining shares of 1.80% are held by minority shareholders as at March 31, 2017

***     Remaining shares of 1.78% are held by minority shareholders as at March 31, 2018

****   Includes 31.74% Class F shares owned by Terrapin 3's founder stockholders having no voting right. Terrapin 3's founder stockholders also own Class F shares in the Company having no economic value and have an exchange right to acquire ordinary shares of the Company.

*****  During the financial year ending March 31, 2018, the company had acquired 51% shareholding in ATB on July 31, 2017, with the obligation to acquire the remaining 49% shareholding pursuant to the terms of Share Purchase Agreement (SPA). Refer to Note 43.